Change in Benefit Obligation Fair Value Plan Assets and Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Funded status	$ (897)
Benefit Obligations
Defined Benefit Plan Disclosure [Line Items]
Service cost	(26)
Interest cost	(6)
Contributions by plan participants	12
Benefit payments	22
Benefit obligations of businesses acquired	(2,424)
Actuarial gain (loss)	(94)
Other	36
Exchange rate differences	66
Benefit obligation at end of year	(2,438)
Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Actual return on plan assets	10
Contributions by employer	22
Contributions by plan participants	12
Benefit payments	22
Plan assets of businesses acquired	1,562
Other	(1)
Exchange rate differences	(42)
Fair value of plan assets at end of year	$ 1,541